OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS - Other non-current, non-financial assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Advance payment to suppliers of property, plant & equipment (1)		$ 24,269,901
Judicial deposits (see note 21.2)	$ 18,590,597	18,393,546
Prepaid expenses	810,662	1,113,154
Fiscal credits	13,222,720	2,287,051
Others	2,353,285	1,330,693
Total	$ 34,977,264	$ 47,394,345